Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

June 30, 2021

F05-QTLY-0821
1.818352.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/22/21 to 9/16/21
(Cost $319,991)	320,000	319,977
	Shares	Value

Domestic Equity Funds - 11.5%
Fidelity Series All-Sector Equity Fund (a)	286,435	$3,646,319
Fidelity Series Blue Chip Growth Fund (a)	296,616	5,712,819
Fidelity Series Commodity Strategy Fund (a)	5,190,832	28,912,932
Fidelity Series Growth Company Fund (a)	550,207	14,552,981
Fidelity Series Intrinsic Opportunities Fund (a)	660,492	15,032,808
Fidelity Series Large Cap Stock Fund (a)	661,481	13,097,317
Fidelity Series Large Cap Value Index Fund (a)	311,942	4,819,499
Fidelity Series Opportunistic Insights Fund (a)	331,548	7,512,883
Fidelity Series Small Cap Discovery Fund (a)	116,902	1,627,279
Fidelity Series Small Cap Opportunities Fund (a)	296,668	5,405,290
Fidelity Series Stock Selector Large Cap Value Fund (a)	734,568	11,106,672
Fidelity Series Value Discovery Fund (a)	506,373	8,517,190
TOTAL DOMESTIC EQUITY FUNDS
(Cost $72,493,532)		119,943,989

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	545,318	7,645,363
Fidelity Series Emerging Markets Fund (a)	565,114	6,894,390
Fidelity Series Emerging Markets Opportunities Fund (a)	2,306,166	61,943,612
Fidelity Series International Growth Fund (a)	1,044,867	20,437,606
Fidelity Series International Small Cap Fund (a)	284,034	6,325,447
Fidelity Series International Value Fund (a)	1,822,541	20,357,787
Fidelity Series Overseas Fund (a)	1,496,641	20,399,219
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $90,600,066)		144,003,424

Bond Funds - 53.5%
Fidelity Series Emerging Markets Debt Fund (a)	599,651	5,588,751
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	174,412	1,808,655
Fidelity Series Floating Rate High Income Fund (a)	118,369	1,094,915
Fidelity Series High Income Fund (a)	687,260	6,590,827
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,734,317	117,862,802
Fidelity Series International Credit Fund (a)	61,414	620,893
Fidelity Series Investment Grade Bond Fund (a)	33,168,838	388,738,780
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,759,338	31,465,662
Fidelity Series Real Estate Income Fund (a)	342,400	3,978,685
TOTAL BOND FUNDS
(Cost $534,529,690)		557,749,970

Short-Term Funds - 21.2%
Fidelity Cash Central Fund 0.06% (b)	468,757	468,851
Fidelity Series Government Money Market Fund 0.08% (a)(c)	181,465,997	181,465,997
Fidelity Series Short-Term Credit Fund (a)	3,852,419	39,140,580
TOTAL SHORT-TERM FUNDS
(Cost $220,394,547)		221,075,428
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $918,337,826)		1,043,092,788
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,330)
NET ASSETS - 100%		$1,043,086,458

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64
Total	$64

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$744,074	$746,237	$1,021,460	$--	$--	$468,851	0.0%
Total	$744,074	$746,237	$1,021,460	$--	$--	$468,851

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$3,900,019	$19,551	$592,114	$--	$71,794	$247,069	$3,646,319
Fidelity Series Blue Chip Growth Fund	6,189,024	165,022	1,269,137	--	422,524	205,386	5,712,819
Fidelity Series Canada Fund	6,754,581	995,017	738,757	--	138,323	496,199	7,645,363
Fidelity Series Commodity Strategy Fund	29,598,209	60,314	4,578,103	--	308,898	3,523,614	28,912,932
Fidelity Series Emerging Markets Debt Fund	5,721,042	93,291	374,498	62,362	(27,310)	176,226	5,588,751
Fidelity Series Emerging Markets Debt Local Currency Fund	1,868,386	3,947	128,107	--	371	64,058	1,808,655
Fidelity Series Emerging Markets Fund	8,111,803	50,266	1,598,902	--	291,283	39,940	6,894,390
Fidelity Series Emerging Markets Opportunities Fund	74,413,071	145,924	15,867,451	--	4,588,044	(1,335,976)	61,943,612
Fidelity Series Floating Rate High Income Fund	1,152,223	13,636	78,288	11,223	(5,457)	12,801	1,094,915
Fidelity Series Government Money Market Fund 0.08%	188,976,392	6,600,148	14,110,543	29,202	--	--	181,465,997
Fidelity Series Growth Company Fund	15,804,841	351,856	3,539,595	--	586,708	1,349,171	14,552,981
Fidelity Series High Income Fund	6,797,750	94,352	448,377	80,540	(12,827)	159,929	6,590,827
Fidelity Series Inflation-Protected Bond Index Fund	121,133,026	1,038,139	6,950,292	--	76,400	2,565,529	117,862,802
Fidelity Series International Credit Fund	609,358	3,542	--	3,541	--	4,683	620,893
Fidelity Series International Growth Fund	18,928,030	2,287,515	2,392,993	--	532,567	1,082,487	20,437,606
Fidelity Series International Small Cap Fund	5,997,388	510,614	623,063	--	248,446	192,062	6,325,447
Fidelity Series International Value Fund	18,906,898	3,041,849	2,118,387	--	400,528	126,899	20,357,787
Fidelity Series Intrinsic Opportunities Fund	15,846,757	530,912	2,202,975	--	970,064	(111,950)	15,032,808
Fidelity Series Investment Grade Bond Fund	399,415,672	7,239,070	24,380,431	1,996,861	(519,268)	6,983,737	388,738,780
Fidelity Series Large Cap Stock Fund	13,854,228	95,431	1,830,637	--	627,457	350,838	13,097,317
Fidelity Series Large Cap Value Index Fund	5,106,767	21,442	569,400	--	178,238	82,452	4,819,499
Fidelity Series Long-Term Treasury Bond Index Fund	29,149,903	3,014,390	2,509,308	180,760	(213,791)	2,024,468	31,465,662
Fidelity Series Opportunistic Insights Fund	8,090,455	23,988	1,477,235	--	499,738	375,937	7,512,883
Fidelity Series Overseas Fund	18,959,926	2,477,264	2,495,683	--	529,091	928,621	20,399,219
Fidelity Series Real Estate Income Fund	4,102,779	13,933	341,951	5,599	22,896	181,028	3,978,685
Fidelity Series Short-Term Credit Fund	39,775,353	1,817,734	2,413,865	142,250	658	(39,300)	39,140,580
Fidelity Series Small Cap Discovery Fund	1,733,878	170,080	228,700	164,682	70,475	(118,454)	1,627,279
Fidelity Series Small Cap Opportunities Fund	5,799,007	127,571	689,703	--	238,842	(70,427)	5,405,290
Fidelity Series Stock Selector Large Cap Value Fund	11,710,240	207,616	1,499,038	--	463,727	224,127	11,106,672
Fidelity Series Value Discovery Fund	9,006,001	146,361	1,140,655	--	409,647	95,836	8,517,190
	$1,077,413,007	$31,360,775	$97,188,188	$2,677,020	$10,898,066	$19,816,990	$1,042,303,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.